Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

Peak One Equity Purchase Agreement

On May 3, 2021, the Company entered into an Equity Purchase Agreement (the “Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P. (“Peak One”), pursuant to which the Company shall have the right, but not the obligation, to direct Peak One, to purchase up to $10.0 million (the “Maximum Commitment Amount”) in shares of the Company’s common stock, par value $0.01 per share (“Common Stock”). Under the Agreement and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit Put Notices (as defined in the Agreement) to Peak One (i) in a minimum amount not less than $20,000.00 and (ii) in a maximum amount up to the lesser of (a) $1.0 million or (b) 250% of the Average Daily Trading Value (as defined in the Agreement).

In exchange for Peak One entering into the Agreement, the Company agreed, among other things, to (A) issue Peak One and Peak One Investments, LLC, an aggregate of 250,000 shares of Common Stock, and (B) file a registration statement registering the Common Stock issued or issuable to Peak One under the Agreement for resale (the “Registration Statement”) with the Securities and Exchange Commission within 60 calendar days of the Agreement, as more specifically set forth in the Registration Rights Agreement.

The obligation of Peak One to purchase the Company’s Common Stock shall begin on the date of the Agreement, and ending on the earlier of (i) the date on which Peak One shall have purchased Common Stock pursuant to this Agreement equal to the Maximum Commitment Amount, (ii) twenty four (24) months after the initial effectiveness of the Registration Statement, (iii) written notice of termination by the Company to Peak One (subject to certain restrictions set forth in the Agreement), (iv) the Registration Statement is no longer effective after the initial effective date of the Registration Statement, or (v) the date that the Company commences a voluntary case or any person commences a proceeding against the Company, a custodian is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, the purchase price to be paid by Peak One for the Common Stock under the Agreement shall be 91% of the Market Price, which is defined as the lesser of the (i) closing bid price of the Common Stock on the trading day immediately preceding the respective Put Date (as defined in the Agreement), or (ii) lowest closing bid price of the Common Stock during the Valuation Period (as defined in the Agreement), in each case as reported by Bloomberg Finance L.P or other reputable source designated by Peak One.

NOTE 13 – SUBSEQUENT EVENTS

Private Placement through JH Darbie & Co., Inc.

As described above in Note 7 under JH Darbie & Co., Inc. Private Placement, between January 1, 2021 and March 22, 2021, the Company closed 4 rounds of funding under the private placement, which resulted in gross proceeds of $1.85 million to the Company. Placement agent fees of $0.2 million were paid to JH Darbie. In addition, JH Darbie, was granted 3.7 Units.

Status of Corporate actions

In January 2021, the Company filed an amendment to its Certificate of Incorporation, as amended (the “Charter Amendment”) with the Secretary of State of the State of Delaware, which Charter Amendment went effective immediately upon acceptance by the Secretary of State of the State of Delaware. As approved by the Company’s stockholders by written consent in August 2020, the Charter Amendment is to increase the number of authorized shares of Common Stock from 150,000,000 shares to 750,000,000 shares.

A notice of corporate action had been filed with the Financial Industry Regulatory Authority (“FINRA”), requesting confirmation to change its name and approval for a new ticker symbol. On March 29, 2021, the Company received approval from FINRA on its notice of corporate action, and effective March 30, 2021, the Company’s ticker symbol has changed from “MATN” to “OTLC”.